Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Other Intangible Assets [Abstract]
Other Intangible Assets

Note 8. Other Intangible Assets

Other intangible assets consisted of the following:

	December 31, 2015				December 31, 2014
	Gross		Accumulated	Net	Gross		Accumulated	Net
	Carrying	Accumulated	Impairment	Book	Carrying	Accumulated	Impairment	Book
	Amount	Amortization	Loss	Value	Amount	Amortization	Loss	Value

	(U.S. $ in thousands)
Developed technology	$509,827	$(157,862)	$(203,170)	$148,795	$512,402	$(109,816)	$(11,636)	$390,950
Patents	17,785	(10,008)	-	7,777	15,209	(8,136)	-	7,073
Trademarks and trade names	60,141	(14,463)	(27,698)	17,980	60,046	(9,519)	-	50,527
Customer relationships	150,677	(41,708)	(34,720)	74,249	148,338	(26,219)	-	122,119
Non-compete agreements	10,843	(5,874)	(4,969)	-	10,843	(3,952)	-	6,891
Capitalized software development costs	21,389	(17,351)	(1,379)	2,659	17,290	(14,423)	-	2,867
In process research and development	22,179	-	(21,171)	1,008	20,476	-	(3,000)	17,476
	$792,841	$(247,266)	$(293,107)	$252,468	$784,604	$(172,065)	$(14,636)	$597,903

Other intangible assets impairment charges for the year ended December 31, 2015

Prior to conducting the quantitative assessments for goodwill impairment of its reporting units during 2015, the Company tested the recoverability of its reporting units' long-lived assets, including its purchased intangible assets.

First quarter of 2015

During the first quarter of 2015, the Company concluded that the carrying amount of certain of its definite-life purchased intangible assets of its MakerBot reporting unit might not be recoverable due to certain indicators of impairment including a decrease of MakerBot product and service revenues in the first quarter of 2015 as compared to the fourth quarter of 2014 as well as lower forecasted profitability due to increasing competition and other deteriorated trends in the 3D desktop market.

The Company assessed the recoverability of MarkerBot's definite-life intangibles assets based on their projected undiscounted future cash flows expected to result from each intangible asset. Based on the results of the recoverability assessment, the Company determined that the carrying values of certain MakerBot's intangible assets exceeds their undiscounted cash flows projections and therefore were not recoverable. For those unrecoverable intangible assets that considered to be impaired, the Company recorded impairment charges of $43.2 million during the first quarter of 2015, in order to reduce the carrying amount of those intangible assets to their estimated fair value. Impairment charges of $29.8 million, related to developed technology intangible assets and $13.4 million related to customer relationships intangible assets were classified as costs of sales and as selling, general and administrative expenses, respectively.

Third quarter of 2015

During the third quarter of 2015, the Company concluded that the carrying amount of certain of its definite-life purchased intangible assets might not be recoverable due to certain indicators of impairment including a further significant decline in the Company's market capitalization for a sustained period, weaker than expected operating results for the third quarter of 2015, certain reorganization initiatives for the Company's operations and certain technological trends in the additive manufacturing industry, as well as the increased uncertainty in the 3D printing environment.

The Company assessed the recoverability of its definite-life intangibles assets based on their projected undiscounted future cash flows expected to result from each intangible asset. Based on the results of the recoverability assessment, the Company determined that the carrying values of certain of its intangible assets exceeds their undiscounted cash flows projections and therefore were not recoverable. For those unrecoverable intangible assets that considered to be impaired, the Company recorded impairment charges of $183.4 million during the third quarter of 2015, in order to reduce the carrying amount of those intangible assets to their estimated fair value. Impairment charges of $151.0 million, related to developed technology intangible assets were classified as costs of sales and impairment charges of $32.4 million related customer relationships, trade names and non-compete agreements intangible assets were classified as selling, general and administrative expenses.

In addition, the Company reviewed for impairment its indefinite-life intangible, which consists of IPR&D projects. The indicators for the impairment assessment were the weaker than expected operating results for the third quarter along with review of the strategic research and development roadmap which resulted in changes in long-term projections. The Company tested for impairment certain of its IPR&D projects, based on its projected discounted future cash flows expected to result, by using the probability-weighted cash flow approach. Based on the results of the impairment assessment, the Company determined that the carrying value of certain of its IPR&D projects exceeded their fair value. Accordingly, the Company recorded impairment charges of $9.8 million, related to its in-process research and development projects, which were classified as research and development expenses, in order to reduce the carrying amount of those intangible assets to their estimated fair value.

Fourth quarter of 2015

During the fourth quarter of 2015, the Company concluded that the carrying amount of certain of its definite-life purchased intangible assets might not be recoverable due to certain indicators of impairment including a further significant decline in the Company's market capitalization for a sustained period and the challenging market environment.

The Company assessed the recoverability of its definite-life intangibles assets based on their projected undiscounted future cash flows expected to result from each intangible asset. Based on the results of the recoverability assessment, the Company determined that the carrying values of certain of its intangible assets exceeds their undiscounted cash flows projections and therefore were not recoverable. For those unrecoverable intangible assets that considered to be impaired, the Company recorded impairment charges of $33.7 million during the fourth quarter of 2015, in order to reduce the carrying amount of those intangible assets to their estimated fair value. Impairment charges of $10.7 million, related to developed technology intangible assets were classified as costs of sales and impairment charges of $23.0 million related customer relationships, trade names, non-compete agreements and capitalized software development costs were classified as selling, general and administrative expenses.

In addition, the Company reviewed for impairment its certain of its remaining indefinite-life intangible, which consists of IPR&D projects, based on its projected discounted future cash flows expected to result, by using the probability-weighted cash flow approach. Based on the results of the impairment assessment, the Company determined that the carrying value of those IPR&D projects exceeded their fair value. Accordingly, the Company recorded impairment charges of $8.4 million, related to its in-process research and development projects, which were classified as research and development expenses, in order to reduce the carrying amount of those intangible assets to their estimated fair value.

For its definite-life intangible assets impairment assessments conducted throughout 2015, the Company used discount rates of 13.0% to 14.0% based on management's best estimate of the after-tax weighted average cost of capital, which reflected the associated specific risks for each intangible asset's future cash flows.

Other intangible assets impairment charges for the year ended December 31, 2014

During 2014 the Company evaluated the recoverability of one of its developed technology asset based on the estimated undiscounted future cash flows expected to result from it. The impairment charges were measured as the difference between the carrying amount of the asset and its fair value. The fair value of the asset was determined under the income approach based on a discounted cash flow model using updated future revenue and operating income projections. The decrease in fair value of the developed technology intangible assets resulted in impairment charges of $11.6 million which were classified as costs of sales.

During 2014 the Company performed the qualitative test for its indefinite-lived intangible assets and concluded that it was required to perform a quantitative impairment test to one of its IPR&D projects. The decrease in fair value of the IPR&D project resulted in impairment charges of $3.0 million which were classified as research and development expenses.

Amortization expense

Amortization expense relating to intangible assets for the years ended December 31, 2015, 2014 and 2013, was approximately $75.0 million, $81.9 million and $61.3 million, respectively.

As of December 31, 2015, estimated future amortization expense relating to definite life intangible assets for each of the next five years and thereafter were as follows:

Estimated amortization expense
Year ending December 31,	(U.S. $ in thousands)
2016	$63,041
2017	62,793
2018	59,958
2019	27,573
2020	14,781
Thereafter	23,314
Total	$251,460